SCHEDULE OF REMUNERATION OF DIRECTORS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Directors' fees	$ 260	$ 283	$ 158
Bonus	517	75	1,201
Salary	433	350	85
Share based payment expenses	876	1,589	503
G Cerrone [member]
IfrsStatementLineItems [Line Items]
Directors' fees	145	164	35
Bonus	300		1,160
Salary
Share based payment expenses
G Jacob [member]
IfrsStatementLineItems [Line Items]
Directors' fees
Bonus	217	75	41
Salary	433	350	85
Share based payment expenses	834	1,579	468
W Simon [member]
IfrsStatementLineItems [Line Items]
Directors' fees	39	44	42
Bonus
Salary
Share based payment expenses		1	2
K Shailubhai [member]
IfrsStatementLineItems [Line Items]
Directors' fees		18	37
Bonus
Salary
Share based payment expenses		(15)	17
J Brancaccio [member]
IfrsStatementLineItems [Line Items]
Directors' fees	39	42	31
Bonus
Salary
Share based payment expenses	24	20	16
B Denoyer [member]
IfrsStatementLineItems [Line Items]
Directors' fees	39	15
Bonus
Salary
Share based payment expenses	$ 18	$ 4
GMacrae [Member]
IfrsStatementLineItems [Line Items]
Directors' fees			13
Bonus
Salary
Share based payment expenses